September 14, 2005

Via EDGAR

Elaine Wolff, Branch Chief
United States Securities and Exchange Commission
Judiciary Plaza, 450 Fifth Street, NW
Washington D.C. 20549
Mail Stop 4561

Re:

Universal Guardian Holdings, Inc.

Definitive Proxy Statement on Schedule 14A
File No. 0-24755

Originally filed September 2, 2005

Dear Ms. Wolff:

Based upon your letter dated June 9, 2005 and advice from our legal counsel that the SEC has cleared the most recent draft of the above-referenced proxy materials for distribution per verbal advice earlier today from Ms. Jennifer Gowetski, attorney-advisor to the SEC, Universal Guardian Holdings, Inc. hereby acknowledges that:

1.

Should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, such action will not foreclose the Commission from taking any action with respect to the filing.

2.

The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, will not relieve Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing.

3.

The Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

/s/ Michael J. Skellern

Michael J. Skellern
Chief Executive Officer

cc: Ms. Jennifer Gowetski, Attorney-Advisor, Division of Corporate Finance, via facsimile at (202) 772-9209

UNIVERSAL GUARDIAN HOLDINGS, INC.

4695 MACARTHUR COURT, SUITE 300

NEWPORT BEACH, CALIFORNIA 92660

TELEPHONE: 949.861.8295 / FACSIMILE: 949.861.8694